Schedule of Investments (unaudited) April 30, 2020	iShares® Core Moderate Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 22.4%
iShares Core S&P 500 ETF(a)	837,487	$243,842,715
iShares Core S&P Mid-Cap ETF(a)	92,124	15,124,918
iShares Core S&P Small-Cap ETF(a)(b)	99,011	6,272,347

		265,239,980

Domestic Fixed Income — 50.0%
iShares Core Total USD Bond Market ETF(a)(b)	11,094,718	591,348,469

International Equity — 18.6%
iShares Core MSCI Emerging Markets ETF(a)	1,209,123	52,790,310
iShares Core MSCI International Developed Markets ETF(a)	3,533,739	167,640,578

		220,430,888

International Fixed Income — 9.0%
iShares Core International Aggregate Bond ETF(a)(b)	1,904,375	105,749,944

Total Investment Companies — 100.0% (Cost: $1,177,556,756)		1,182,769,281

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(a)(c)(d)	30,136,251	30,169,401

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(a)(c)	2,906,000	$2,906,000

		33,075,401

Total Short-Term Investments — 2.8% (Cost: $33,055,345)		33,075,401

Total Investments in Securities — 102.8% (Cost: $1,210,612,101)		1,215,844,682

Other Assets, Less Liabilities — (2.8)%		(32,771,831)

Net Assets — 100.0%		$1,183,072,851

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	6,632,134	23,504,117	(b)	—	30,136,251	$30,169,401	$87,023	(c)	$(57,981)	$18,835
BlackRock Cash Funds: Treasury, SL Agency Shares	1,300,000	1,606,000	(b)	—	2,906,000	2,906,000	34,190		—	—
iShares Core International Aggregate Bond ETF	1,852,126	478,429		(426,180)	1,904,375	105,749,944	1,652,686		820,697	(164,170)
iShares Core MSCI Emerging Markets ETF	865,109	499,389		(155,375)	1,209,123	52,790,310	1,248,332		(110,125)	(6,848,603)
iShares Core MSCI International Developed Markets ETF	2,840,257	1,197,232		(503,750)	3,533,739	167,640,578	2,594,446		(932,441)	(22,096,402)
iShares Core S&P 500 ETF	714,738	283,423		(160,674)	837,487	243,842,715	3,630,638		9,305,676	(16,348,015)
iShares Core S&P Mid-Cap ETF	75,870	29,425		(13,171)	92,124	15,124,918	211,907		314,312	(3,169,029)
iShares Core S&P Small-Cap ETF	82,019	30,979		(13,987)	99,011	6,272,347	84,674		24,798	(1,522,103)
iShares Core Total USD Bond Market ETF	11,068,790	2,864,632		(2,838,704)	11,094,718	591,348,469	13,225,805		4,560,755	12,848,625

						$1,215,844,682	$22,769,701		$13,925,691	$(37,280,862)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Core Moderate Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,182,769,281	$—	$—	$1,182,769,281
Money Market Funds	33,075,401	—	—	33,075,401

	$1,215,844,682	$—	$—	$1,215,844,682

2